COLLABORATION INVENTORIES, NET (Tables)	9 Months Ended
Sep. 30, 2026
Classes of current inventories [abstract]
Summary of Inventories

(Dollars in millions)	September 30, 2026	December 31, 2025
Raw materials	$25.7	$24.1
Work-in-process	7.4	1.1
Finished goods	6.7	6.8
Total collaboration inventories, net	$39.8	$32.0